Note 9 - Unearned Revenue	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Unearned Revenue [Text Block]

9. Unearned Revenue:

Unearned revenue amounting to nil and $11,911, as presented in the accompanying consolidated balance sheet as of December 31, 2024 and 2025, reflects cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met.